Investment Portfolio
(UNAUDITED) | 01.31.2020
CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS - 99.7%	Shares	Value
Aerospace & defense - 2.3%
Astronics Corp.*	135,662	$ 3,418,682
Kratos Defense & Security Solutions, Inc.*	222,600	4,082,484
Air freight & logistics - 1.6%
Forward Air Corp.	58,100	3,802,645
Radiant Logistics, Inc.*	313,975	1,516,499
Auto components - 1.1%
Stoneridge, Inc.*	125,833	3,505,707
Automobiles - 1.3%
Thor Industries, Inc.	54,436	4,383,187
Banks - 0.9%
Hilltop Holdings, Inc.	127,674	2,890,539
Biotechnology - 1.4%
Eagle Pharmaceuticals, Inc.*	55,896	3,008,323
Insmed, Inc.*	84,400	1,733,576
Capital markets - 3.3%
Blucora, Inc.*	126,525	2,853,139
Cohen & Steers, Inc.	108,409	8,020,098
Chemicals - 1.8%
Balchem Corp.	53,258	5,752,929
Commercial services & supplies - 0.8%
Healthcare Services Group, Inc.	105,189	2,692,838
Construction & engineering - 0.9%
Dycom Industries, Inc.*	72,234	2,919,698
Consumer finance - 1.4%
Green Dot Corp., Class A*	60,491	1,819,569
PRA Group, Inc.*	82,662	2,922,929
Electrical equipment - 1.2%
TPI Composites, Inc.*	188,812	3,917,849
Electronic equipment, instruments & components - 5.7%
ePlus, Inc.*	48,762	3,887,307
Fabrinet*	85,473	5,388,218
II-VI, Inc.*	148,673	5,002,846
Plexus Corp.*	59,304	4,217,701
Energy equipment & services - 0.5%
Core Laboratories N.V.(a)	46,220	1,623,709
Equity real estate investment trusts (REITs) - 2.0%
CareTrust REIT, Inc.	137,099	3,040,856
QTS Realty Trust, Inc., Class A	63,968	3,638,500
Food & staples retailing - 2.3%
Performance Food Group Co.*	143,138	7,413,117

Health care equipment & supplies - 5.8%
Cantel Medical Corp.	29,440	1,915,366
ICU Medical, Inc.*	30,885	5,635,586
Integer Holdings Corp.*	50,800	4,338,320
Quidel Corp.*	57,900	4,446,720
Varex Imaging Corp.*	94,029	2,599,902
Health care providers & services - 11.7%
AMN Healthcare Services, Inc.*	95,827	6,456,823
BioTelemetry, Inc.*	118,389	5,791,590
HealthEquity, Inc.*	72,906	4,816,170
LHC Group, Inc.*	56,358	8,214,179
Molina Healthcare, Inc.*	49,486	6,085,294
U.S. Physical Therapy, Inc.	59,651	6,987,518
Health care technology - 3.8%
HMS Holdings Corp.*	128,102	3,499,747
Omnicell, Inc.*	110,709	8,998,427
Hotels, restaurants & leisure - 4.0%
Cracker Barrel Old Country Store, Inc.	24,213	3,702,894
Dave & Buster's Entertainment, Inc.	83,525	3,688,464
Lindblad Expeditions Holdings, Inc.*	182,305	3,006,209
The Cheesecake Factory, Inc.	72,064	2,767,258
Household durables - 3.7%
Installed Building Products, Inc.*	74,322	5,509,490
iRobot Corp.*(a)	38,779	1,824,552
LGI Homes, Inc.*	59,755	4,764,864
Insurance - 0.8%
CNO Financial Group, Inc.	156,082	2,745,482
Internet & direct marketing retail - 0.6%
PetMed Express, Inc.(a)	74,664	1,882,279
IT services - 1.1%
Virtusa Corp.*	88,663	3,691,927
Life sciences tools & services - 5.6%
Bruker Corp.	150,942	7,467,101
Medpace Holdings, Inc.*	59,825	5,118,029
PRA Health Sciences, Inc.*	57,086	5,783,382
Machinery - 4.7%
Albany International Corp., Class A	65,855	4,594,703
Chart Industries, Inc.*	73,122	4,678,346
Proto Labs, Inc.*	57,834	5,985,819
Metals & mining - 0.4%
Carpenter Technology Corp.	34,834	1,384,303
Pharmaceuticals - 1.1%
Supernus Pharmaceuticals, Inc.*	151,335	3,461,031
Professional services - 2.2%
Insperity, Inc.	81,574	7,127,120

Semiconductors & semiconductor equipment - 8.2%
Ambarella, Inc.*	67,170	3,972,434
Entegris, Inc.	99,943	5,173,050
Impinj, Inc.*	82,782	2,663,925
Inphi Corp.*	53,739	4,082,014
Power Integrations, Inc.	46,383	4,530,228
Semtech Corp.*	132,896	6,404,258
Software - 10.0%
Envestnet, Inc.*	73,203	5,773,521
J2 Global, Inc.	68,926	6,607,246
Pegasystems, Inc.	87,113	7,510,012
Qualys, Inc.*	46,200	3,961,188
The Descartes Systems Group, Inc.*	113,316	5,077,690
Verint Systems, Inc.*	65,700	3,810,600
Specialty retail - 1.8%
Monro, Inc.	92,971	5,829,282
Textiles, apparel & luxury goods - 0.8%
G-III Apparel Group Ltd.*	94,601	2,574,093
Thrifts & mortgage finance - 2.8%
Axos Financial, Inc.*	119,094	3,354,878
LendingTree, Inc.*	18,738	5,831,266
Trading companies & distributors - 2.1%
Applied Industrial Technologies, Inc.	50,400	3,254,328
Systemax, Inc.	157,575	3,726,649
Total common stocks (cost $210,897,241)		326,558,502

MONEY MARKET FUNDS - 1.5%
First American Government Obligations Fund - Class X, 1.49%#	4,892,455	4,892,455
Total money market funds (cost $4,892,455)		4,892,455
Total investment portfolio (cost $215,789,696) - 101.2%		331,450,957
Liabilities in excess of other assets - (1.2)%		(4,008,042)
Total net assets - 100.0%		$ 327,442,915

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $4,580,637 or 1.4% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.